COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Royalty rate	3.50%
Royalties, maximum percentage of grants received	100.00%
Payment received from OCS				$ 134	$ 118
Payment returned from OCS
Royalty expense	6	$ 33	$ 17
Remaining contingent obligations	1,725
Accrued royalties to a third party	55
Line of Credit	16,468	17,442
Performance guarantees	$ 9,345	6,364
Ratio of total liabilities to tangible net worth	1
Restricted deposits	$ 3,135	$ 2,842
Infrastructure Projects [Member]
Restricted deposits	$ 2,941
Restricted deposits, average interest rate	7.00%